Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock	Additional Paid In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2017	$ 3,268	$ (596,829)	$ (403,992)	$ (997,553)
Balance, shares at Dec. 31, 2017	3,268,005
Stock-based compensation - stock granted for Performance Bonus Plan cancellation	$ 292	1,461,253		1,461,545
Stock-based compensation - stock granted for Performance Bonus Plan cancellation, shares	292,309
Stock-based compensation - stock and warrants granted on IPO	$ 389	3,436,017		3,436,406
Stock-based compensation - stock and warrants granted on IPO, shares	388,860
Equity-based compensation - stock option expense		251,903		251,903
Equity-based compensation - stock issuances to consultants and employees	$ 119	218,381		218,500
Equity-based compensation - stock issuances to consultants and employees, shares	118,750
Senior Note Beneficial Conversion Feature		52,050		52,050
Warrant Issue with senior note		222,950		222,950
Sale of Common Stock & Warrants	$ 1,464	7,320,242		7,321,706
Sale of Common Stock & Warrants, shares	1,464,000
IPO Issuance Cost		(1,053,774)		(1,053,774)
Stock and warrants issued in connection with debt settlements	$ 442	4,131,956		4,132,398
Stock and warrants issued in connection with debt settlements, shares	442,220
Conversion of convertible notes on upon IPO	$ 701	544,606		545,307
Conversion of convertible notes on upon IPO, shares	700,855
Conversion of June 2018 Senior Note	$ 163	324,837		325,000
Conversion of June 2018 Senior Note, shares	162,500
Exercise of warrants	$ 25	156,226		156,251
Exercise of warrants, shares	25,000
Net loss			(11,631,378)
Balance at Dec. 31, 2018	$ 6,863	16,469,818	(12,035,370)	4,441,311
Balance, shares at Dec. 31, 2018	6,862,499
Equity-based compensation - stock option expense		129,150		129,150
Equity-based compensation - stock issuances to consultants and employees	$ 94	154,760		154,854
Equity-based compensation - stock issuances to consultants and employees, shares	93,750
Warrant modification expense		441,763		441,763
Sale of common stock & warrants	$ 2,845	9,243,404		9,246,249
Sale of common stock & warrants, shares	2,845,000
Offering issuance cost		(1,050,576)		(1,050,576)
Exercise of warrants	$ 367	1,050,270		1,050,637
Exercise of warrants, shares	367,577
Net loss			(2,682,651)	(2,682,651)
Balance at Mar. 31, 2019	$ 10,169	26,438,589	(14,718,021)	11,730,737
Balance, shares at Mar. 31, 2019	10,168,826
Balance at Dec. 31, 2018	$ 6,863	16,469,818	(12,035,370)	4,441,311
Balance, shares at Dec. 31, 2018	6,862,499
Equity-based compensation - stock option expense		1,078,573		1,078,573
Stock-based compensation - common stock issued for services	$ 234	523,511		523,745
Stock-based compensation - common stock issued for services, shares	234,437
Warrant modification expense		441,763		441,763
Sale of common stock & warrants	$ 2,845	9,243,404		9,246,249
Sale of common stock & warrants, shares	2,845,000
Offering issuance cost		(1,050,576)		(1,050,576)
Exercise of warrants	$ 426	1,050,524		1,050,950
Exercise of warrants, shares	426,416
Net loss			(8,591,429)	(8,591,429)
Balance at Dec. 31, 2019	$ 10,368	27,757,017	(20,626,799)	7,140,586
Balance, shares at Dec. 31, 2019	10,368,352
Equity-based compensation - stock option expense		342,007		342,007
Equity-based compensation - stock issuances to consultants and employees	$ 261	345,366		345,627
Equity-based compensation - stock issuances to consultants and employees, shares	261,251
Net loss			(2,276,813)	(2,276,813)
Balance at Mar. 31, 2020	$ 10,629	$ 28,444,390	$ (22,903,612)	$ 5,551,407
Balance, shares at Mar. 31, 2020	10,629,603